CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income	$ 9,184,224	¥ 63,710,958	¥ 128,854,649	¥ 79,210,649
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on sale of available-for-sale securities				1,965,765
Interest income on held-to-maturity debt securities	(228,902)	(1,587,889)	(9,191,349)
Impairment loss of property, plant and equipment		0	7,020,788	0
(Gain)/loss on disposal of property, plant and equipment	(539,655)	(3,743,590)	242,575	(552,865)
Deferred income taxes	253,020	1,755,197	(1,755,197)
Depreciation	16,685,146	115,744,856	119,717,245	118,209,623
Amortization expense	696,102	4,828,862	6,658,821	6,658,690
Amortized debt issuance costs associated to the bonds	96,992	672,831	5,134,902	5,134,902
Changes in operating assets and liabilities:
Trade accounts receivable	14,400,850	99,898,697	15,960,712	(173,017,513)
Inventories	(23,610,746)	(163,787,747)	57,913,533	(143,548,505)
Prepaid expenses and other current assets	12,637,860	87,668,833	(276,206,763)	208,044,828
Trade accounts payable	194,771	1,351,129	5,236,453	(12,216,553)
Accrued expenses and other payables	(4,706,243)	(32,647,208)	(8,712,481)	(16,160,797)
Income tax payable	(2,008,500)	(13,932,965)	19,969,814	(2,913,743)
Net cash provided by operating activities	23,054,919	159,931,964	70,843,702	70,814,481
Cash flows from investing activities:
Restricted bank deposits			62,370,000	(20,329,333)
Purchases of property, plant and equipment and construction in progress	(517,861)	(3,592,397)	(22,453,760)	(74,569,901)
Purchases of held-to-maturity debt securities			(98,720,762)
Proceeds from disposal of property, plant and equipment	539,655	3,743,590	5,012,504	634,000
Proceeds from sale of available-for-sale securities				15,812,953
Net cash provided by/ (used in) investing activities	21,794	151,193	(53,792,018)	(78,452,281)
Cash flows from financing activities:
Proceeds from borrowings	138,657,921	961,870,000	793,200,000	1,168,000,000
Repayments of borrowings	(128,859,738)	(893,900,000)	(965,000,000)	(851,200,000)
Settlement of bonds	(31,898,405)	(221,279,238)	(180,000,000)
Proceeds from the issuance of bonds, net of debt issuance costs paid	42,226,399	292,924,529
Net cash provided by/(used in) financing activities	20,126,177	139,615,291	(351,800,000)	316,800,000
Effect of foreign currency exchange translation	1	10	(51,245)	(2,831)
Net increase/ (decrease) in cash	43,202,891	299,698,458	(334,799,561)	309,159,369
Cash-beginning of year	71,447,399	495,630,607	830,430,168	521,270,799
Cash-end of year	114,650,290	795,329,065	495,630,607	830,430,168
Supplemental disclosure of cash flow information:
Cash paid for income taxes	4,816,888	33,414,753	24,736,935	29,317,293
Cash paid for interest	11,039,981	76,584,346	65,676,931	102,886,599
Non-cash investing activities:
Accrued fixed asset purchases			¥ 2,121,712	¥ 4,746,821
Offsetting other payables to the debt securities issuer for the principal amounts of held-to-maturity debt securities to be received upon matured	14,231,045	98,720,762
Non-cash financing activities:
Offsetting other receivables from the bonds holder upon the settlement of bonds	$ 14,231,045	¥ 98,720,762